Shareholders' equity - Conditional capital (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of classes of share capital [line items]
Increase in capital stock from exercise of stock options	€ 5,498,000	€ 32,882,000